INTANGIBLE ASSETS AND GOODWILL	12 Months Ended
Dec. 31, 2018
INTANGIBLE ASSETS AND GOODWILL
INTANGIBLE ASSETS AND GOODWILL

10. INTANGIBLE ASSETS AND GOODWILL

Intangible Assets

Intangible assets consist of the following:

	December 31, 2018
	Gross	Accumulated
	Assets	Amortization	Net	Amortization Life and Method
	(In millions)
Finite Lived Assets
Customer contracts and lists	$339.5	$(244.4)	$95.1	3-7 years—straight line
Premium on purchased credit card portfolios	286.0	(172.9)	113.1	3-13 years—straight line
Collector database	51.3	(49.9)	1.4	5 years—straight line
Tradenames	32.5	(25.9)	6.6	8-15 years—straight line
	$709.3	$(493.1)	$216.2
Indefinite Lived Assets
Tradename	1.2	—	1.2	Indefinite life
Total intangible assets	$710.5	$(493.1)	$217.4

	December 31, 2017
	Gross	Accumulated
	Assets	Amortization	Net	Amortization Life and Method
	(In millions)
Finite Lived Assets
Customer contracts and lists	$355.1	$(204.5)	$150.6	3-7 years—straight line
Premium on purchased credit card portfolios	321.6	(147.8)	173.8	3-13 years—straight line
Collector database	55.6	(53.5)	2.1	5 years—straight line
Tradenames	34.1	(25.9)	8.2	8-15 years—straight line
	$766.4	$(431.7)	$334.7
Indefinite Lived Assets
Tradename	1.2	—	1.2	Indefinite life
Total intangible assets	$767.6	$(431.7)	$335.9

As part of the Signet acquisition in October 2017, the Company acquired $52.3 million of intangible assets, consisting of $35.9 million of customer relationships being amortized over a life of 3.0 years and $16.4 million of marketing relationships being amortized over a life of 7.0 years. For more information on this acquisition, see Note 4, “Acquisitions.”

Amortization expense related to the intangible assets was approximately $112.9 million, $114.2 million and $119.6 million for the years ended December 31, 2018, 2017 and 2016, respectively.

The estimated amortization expense related to intangible assets for the next five years and thereafter is as follows:

For the Years Ending
December 31,
(In millions)
2019	$91.6
2020	74.0
2021	14.1
2022	11.9
2023	10.3
Thereafter	14.3

Goodwill

The changes in the carrying amount of goodwill for the years ended December 31, 2018 and 2017, respectively, are as follows:

	LoyaltyOne	Card Services	Corporate/ Other	Total
	(In millions)
Balance at January 1, 2017	$653.3	$261.7	$—	$915.0
Effects of foreign currency translation	77.8	—	—	77.8
Balance at December 31, 2017	$731.1	$261.7	$—	$992.8
Effects of foreign currency translation	(38.0)	—	—	(38.0)
Balance at December 31, 2018	$693.1	$261.7	$—	$954.8

The Company completed annual impairment tests for goodwill on July 31, 2018, 2017 and 2016 and determined at each date that no impairment exists. No further testing of goodwill impairments will be performed until July 31, 2019, unless events occur or circumstances indicate an impairment is probable.